COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Lease term		10 years
SFL Leases
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel	8	8
Lease term	10 years	10 years
Purchase option, vessels		$ 112,000,000
Charter term, extension		3 years
Daily charter rate, extension		$ 14,900
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option, vessels	$ 112,000,000	$ 112,000,000
Charter term, extension		3 years
Daily charter rate, extension		$ 14,900	$ 14,900
Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee		4,000,000.0
Amount payable under guarantee		0
Performance guarantee of subsidiaries under a bunker supply arrangement | Frontline and Trafigura
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary		$ 20,000,000.0
Commitment To Install Ballast Water Treatment System
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase commitment, number of units | vessel		3
Purchase commitment, remaining financial commitment		$ 300,000